Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Summary of hare based compensation fair value assumption methodology

	2014	2013

Expected dividend yield	0%	0%
Risk free interest rate	0.90%-1.44%	0.79%-1.42%
Expected option term	3.5 years	5.0 years
Turnover/forfeiture rate	0%	0%
Expected volatility	117% - 138%	155% - 171%